Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 29, 2020

FEG-QTLY-0420
1.797938.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Entertainment - 2.5%
Electronic Arts, Inc. (a)	143,000	$14,496
Live Nation Entertainment, Inc. (a)	436,300	26,514
Take-Two Interactive Software, Inc. (a)	322,737	34,688
		75,698
CONSUMER DISCRETIONARY - 15.1%
Distributors - 0.9%
Pool Corp.	120,900	25,505
Diversified Consumer Services - 1.1%
Service Corp. International	700,000	33,453
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc. (b)	55,900	18,976
Planet Fitness, Inc. (a)	115,270	7,780
		26,756
Household Durables - 2.6%
Lennar Corp. Class A	470,000	28,360
NVR, Inc. (a)	9,000	33,005
PulteGroup, Inc.	375,000	15,075
		76,440
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	565,300	19,582
Expedia, Inc.	281,100	27,722
		47,304
Multiline Retail - 3.1%
Dollar General Corp.	441,000	66,282
Dollar Tree, Inc. (a)	293,500	24,369
		90,651
Specialty Retail - 4.4%
AutoZone, Inc. (a)	44,500	45,947
Best Buy Co., Inc.	185,000	13,995
Ross Stores, Inc.	254,700	27,706
Ulta Beauty, Inc. (a)	107,800	27,714
Urban Outfitters, Inc. (a)(b)	710,000	16,692
		132,054
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	169,000	15,458

TOTAL CONSUMER DISCRETIONARY		447,621

CONSUMER STAPLES - 2.7%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	409,495	25,147
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp. (b)	20,000	633
Food Products - 1.0%
The Hershey Co.	213,000	30,670
Household Products - 0.4%
Reynolds Consumer Products, Inc. (a)	374,753	10,812
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	370,000	7,271
Estee Lauder Companies, Inc. Class A	32,728	6,009
		13,280

TOTAL CONSUMER STAPLES		80,542

FINANCIALS - 7.0%
Capital Markets - 4.4%
LPL Financial	127,593	10,141
MarketAxess Holdings, Inc.	89,900	29,157
Moody's Corp.	80,000	19,202
MSCI, Inc.	195,000	57,611
S&P Global, Inc.	46,300	12,312
Tradeweb Markets, Inc. Class A	14,418	695
		129,118
Insurance - 2.6%
Arch Capital Group Ltd. (a)	610,100	24,666
Arthur J. Gallagher & Co.	36,574	3,566
Brown & Brown, Inc.	67,000	2,882
Primerica, Inc.	250,000	27,835
Progressive Corp.	132,120	9,666
RenaissanceRe Holdings Ltd.	55,845	9,516
		78,131

TOTAL FINANCIALS		207,249

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 6.4%
DexCom, Inc. (a)	198,000	54,648
Edwards Lifesciences Corp. (a)	55,000	11,266
Intuitive Surgical, Inc. (a)	17,300	9,238
Masimo Corp. (a)	157,000	25,643
ResMed, Inc.	484,000	76,937
Teleflex, Inc.	25,327	8,485
The Cooper Companies, Inc.	13,300	4,317
		190,534
Health Care Providers & Services - 2.2%
Centene Corp. (a)	1,193,800	63,295
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	193,046	27,407
Life Sciences Tools & Services - 3.1%
Bruker Corp.	250,000	10,890
Charles River Laboratories International, Inc. (a)	237,000	36,870
Mettler-Toledo International, Inc. (a)	61,800	43,365
		91,125

TOTAL HEALTH CARE		372,361

INDUSTRIALS - 14.1%
Aerospace & Defense - 4.0%
Harris Corp.	190,000	37,569
HEICO Corp. Class A	40,800	3,604
Huntington Ingalls Industries, Inc.	104,000	21,375
TransDigm Group, Inc.	101,000	56,339
		118,887
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (b)	360,000	24,804
Commercial Services & Supplies - 2.9%
Cintas Corp.	187,000	49,880
Copart, Inc. (a)	433,000	36,580
		86,460
Electrical Equipment - 1.1%
AMETEK, Inc.	388,600	33,420
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	43,800	15,404
Machinery - 2.8%
Dover Corp.	232,600	23,897
IDEX Corp.	144,972	21,456
ITT, Inc.	263,000	15,819
Toro Co.	319,292	22,807
		83,979
Professional Services - 1.9%
CoStar Group, Inc. (a)	40,600	27,104
Verisk Analytics, Inc.	190,000	29,471
		56,575

TOTAL INDUSTRIALS		419,529

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	170,000	28,166
Electronic Equipment & Components - 5.5%
Amphenol Corp. Class A	440,000	40,339
CDW Corp.	350,000	39,977
Jabil, Inc.	443,000	14,198
Keysight Technologies, Inc. (a)	425,000	40,273
Zebra Technologies Corp. Class A (a)	139,000	29,325
		164,112
IT Services - 16.3%
Adyen BV (a)(c)	1,394	1,227
Black Knight, Inc. (a)	245,000	16,344
Booz Allen Hamilton Holding Corp. Class A	458,200	32,670
Broadridge Financial Solutions, Inc.	132,091	13,785
CACI International, Inc. Class A (a)	74,000	18,131
EPAM Systems, Inc. (a)	152,200	33,971
Fidelity National Information Services, Inc.	161,294	22,536
Fiserv, Inc. (a)	780,969	85,407
FleetCor Technologies, Inc. (a)	113,100	30,061
Global Payments, Inc.	794,000	146,069
VeriSign, Inc. (a)	429,000	81,403
		481,604
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	123,159	13,430
Broadcom, Inc.	26,000	7,088
KLA-Tencor Corp.	356,800	54,844
Lam Research Corp.	257,200	75,470
Mellanox Technologies Ltd. (a)	153,207	18,296
NXP Semiconductors NV	117,500	13,359
ON Semiconductor Corp. (a)	663,000	12,372
Skyworks Solutions, Inc.	148,000	14,827
Xilinx, Inc.	481,200	40,175
		249,861
Software - 8.9%
Adobe, Inc. (a)	35,000	12,079
Atlassian Corp. PLC (a)	204,000	29,572
Cadence Design Systems, Inc. (a)	441,000	29,168
Check Point Software Technologies Ltd. (a)	9,683	1,005
Fortinet, Inc. (a)	444,500	45,366
Intuit, Inc.	34,000	9,039
Manhattan Associates, Inc. (a)	123,400	8,312
Paycom Software, Inc. (a)	96,400	27,247
RingCentral, Inc. (a)	189,600	44,698
Slack Technologies, Inc. Class A (a)(b)	400,000	10,808
Synopsys, Inc. (a)	200,000	27,586
The Trade Desk, Inc. (a)(b)	70,000	20,108
		264,988

TOTAL INFORMATION TECHNOLOGY		1,188,731

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	19,012	9,824
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Equity Lifestyle Properties, Inc.	636,200	43,472
Public Storage	19,800	4,141
SBA Communications Corp. Class A	222,664	59,026
Sun Communities, Inc.	92,700	14,172
		120,811
TOTAL COMMON STOCKS
(Cost $2,139,060)		2,922,366

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.60% (d)	25,621,748	25,627
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	33,614,640	33,618
TOTAL MONEY MARKET FUNDS
(Cost $59,243)		59,245
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,198,303)		2,981,611
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,733)
NET ASSETS - 100%		$2,965,878

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,227,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$236
Fidelity Securities Lending Cash Central Fund	10
Total	$246

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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